CREDIT LINES	12 Months Ended
Dec. 31, 2020
Long-term Debt, Unclassified [Abstract]
CREDIT LINES

NOTE 8:- CREDIT LINES

In March 2013, the Company was provided with a revolving Credit Facility by four financial institutions. The Credit Facility was renewed and amended several times during the past years according to Company's needs and financial position.

In June 2020, the Company signed the latest amendment to the agreement in the frame of which the Credit Facility was extended by 1 year, till June 30, 2021. Furthermore, the amendment includes a decrease in bank guarantees credit lines of $15,000 to $70,000, an increase in Credit Facility for loans of $10,000 to $50,000. In addition, $60,000 in allowed letter of credit discounting activities with three specific customers and $20,000 in receivables factoring permitted under the agreement, have remained unchanged. The amendment also includes changes in definitions in the Credit Facility agreement related to insolvency and bankruptcy conditions.

As of December 31, 2020, the Company has utilized $5,000 of the $ 50,000 credit line available for short term loans. During 2020, the credit lines carry interest rates in the range of Libor+2.1% and Libor+2.6%.

The Credit Facility is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets.

Repayment could be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

The credit agreement contains financial and other covenants requiring that the Company maintains, among other things, minimum shareholders' equity value and financial assets, a certain ratio between its shareholders' equity (excluding total intangible assets) and the total value of its assets (excluding total intangible assets) on its balance sheet, a certain ratio between its net financial debt to each of our working capital and accounts receivable. As of December 31, 2020 and 2019, the Company met all of its covenants.